Note A - Organization - 10-Q (Detail)	Sep. 30, 2012
Noncontrolling Interest, Ownership Percentage by Parent	90.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.00%
Practice Term	19 years